Stock-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2025
Stock-Based Compensation [Abstract]
Schedule of Assumptions Used for Calculating the Grant Date Fair Value of Stock Option

The Company has estimated the fair value of the 2024 stock option awards as of the date of grant by applying the Black-Scholes option-pricing model. In applying the Black-Scholes option pricing model, the Company used the following assumptions:

Risk- free interest rate	5.2%
Expected term	5 years
Expected volatility	76%
Expected dividends	0
Grant date fair value of common stock	$4,500

Schedule of Summary of Stock Options Activity

The summary of stock options activity for the six months ended June 30, 2025 and the year ended December 31, 2024, is as follows:

		Weighted Average	Weighted Average
	Number of Options	Exercise Price	Time to Expiry
Outstanding as of December 31, 2023	162	$2,750.00	4.7 years
Granted during 2024 year	131	$4,500.00	9.7 years
Exercised during 2024 year	—	—	—
Outstanding as of December 31, 2024	293	$3,550.00	6.7 years
Granted during six months ended June 30, 2025	—	—	—
Expired during six months ended June 30, 2025	(14)	$5,000.00	—
Exercised during six months ended June 30, 2025	—	—	—
Outstanding as of June 30, 2025	279	$3,450.00	6.0 years

Exercisable as of December 31, 2024	293	$3,550.00	6.7 years
Exercisable as of June 30, 2025	279	$3,450.00	6.0 years

Schedule of Outstanding and Vested Stock Options by Exercise Price

The following outlines the outstanding and vested stock options by exercise price as of June 30, 2025 and December 31, 2024.

	Number of Options Outstanding and fully vested – June 30, 2025	Number of Options Outstanding and fully vested – December 31, 2024
$2,400.00	140	140
$4,500.00	131	131
$5,000.00	8	22
Total	279	293